Business Combinations	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Business Combinations

3.    BUSINESS COMBINATIONS

Business Combinations in 2015:

During the year ended December 31, 2015, the Company completed two business combinations, which the Company expected to complement its existing businesses and achieve significant synergies. The total purchase consideration was RMB331.95 million (US$51.24 million). The acquired entities were considered insignificant, both individually and in aggregate. The results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since their respective dates of acquisition.

Neither the results of operations since the acquisition dates nor the pro forma results of operations of the acquirees were presented because the effects of these business combinations, individually and in the aggregate, were not significant to the Company’s consolidated results of operations.

Business Combinations in 2014:

During the year ended December 31, 2014, the Company completed several business combinations, which the Company expected to complement its existing businesses and achieve significant synergies. The acquired entities were considered insignificant, both individually and in aggregate. The results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since their respective dates of acquisition.

The Company completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed and the fair value of noncontrolling interests, resulting from which the amount of goodwill was determined and recognized as of the respective acquisition dates. The following table summarizes the estimated aggregate fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of the respective dates of acquisition:

RMB
(In thousands)
Purchase consideration	398,410
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	(95,961)
Intangible assets, net	249,452
Deferred tax liabilities, non-current	(67,945)
Pre-existing equity interests	(91,677)
Noncontrolling interests	(150,000)
Goodwill	554,541

Goodwill, which is not tax deductible, is primarily attributable to the synergies expected to be achieved from the acquisitions.

Business Combinations in 2013:

Acquisition of 91 Wireless

On October 1, 2013, the Company acquired 100% of the outstanding ordinary shares of 91 Wireless Websoft Limited (“91 Wireless”), a leading Chinese mobile application marketplaces and mobile games operator, with which the Company expected to enhance its ability and market share in the mobile online marketing business. The results of 91 Wireless’s operations have been included in the Company’s consolidated financial statements since October 1, 2013.

Among the total purchase consideration, US$1.83 billion was paid upon the consummation of the acquisition and US$10.00 million was deposited in an escrow account in case of any breach of the representations and warranties made upon the acquisition or indemnifiable loss incurred, if any, such as claims, damages or penalties. The escrowed amount will be released and transferred to the original shareholders after a period of 18 months from the acquisition date. The remaining of the consideration represented the settlement of the pre-existing relationships between the Company and 91 Wireless, which was insignificant.

The Company has completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the acquisition date. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of October 1, 2013, the date of acquisition:

RMB
(In thousands)
Purchase consideration	11,196,235
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	483,341
Intangible assets, net	1,146,300
Deferred tax liabilities, non-current	(278,346)
Goodwill	9,844,940

Goodwill, which is not tax deductible, is primarily attributable to synergies expected to be achieved from the acquisition. The synergies are mainly attributable to the enhancement of the Company’s leading position on the rapidly emerging mobile area, especially the distribution of applications for mobile devices, which could better promote the Company’s products, reduce costs and expenses by sharing the infrastructure, distribution channel and common research and development results, and further foster an ecosystem with better user experience for mobile products, stronger user loyalty, and greater value for both customers and developers that enhance the Company’s monetization ability on the emerging mobile markets.

Other acquisitions

The Company also completed other business combinations during 2013, which the Company expected to complement its existing businesses and achieve significant synergies. The results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since their respective dates of acquisition.

The Company completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed and the fair value of noncontrolling interests, resulting from which the amount of goodwill was determined and recognized as of the respective acquisition dates. The following table summarizes the estimated aggregate fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of the respective dates of acquisition:

RMB
(In thousands)
Purchase consideration	3,865,378
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	467,159
Intangible assets, net	796,415
Deferred tax liabilities, non-current	(112,233)
Noncontrolling interests	(427,813)
Goodwill	3,141,850

Goodwill, which is not tax deductible, is primarily attributable to the synergies expected to be achieved from the acquisitions.